EARNINGS PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Schedule of earnings per share

	2018	2017	2016
	$ million	$ million	$ million
Earnings
Attributable profit for the year	663	767	784
Adjusted attributable profit (see below)	881	826	735

Attributable profit is reconciled to adjusted attributable profit as follows:

		2018	2017	2016
	Notes	$ million	$ million	$ million
Attributable profit for the year		663	767	784
Acquisition and disposal related items		(7)	(10)	9
Restructuring and rationalisation costs	3	120	–	62
Amortisation and impairment of acquisition intangibles[1]	9	118	140	178
Legal and other[2]		38	(13)	(20)
Profit on disposal of business	21	–	–	(326)
US tax reform	5	–	(32)	–
Taxation on excluded items	5	(51)	(26)	48
Adjusted attributable profit		881	826	735
1	Amortisation and impairment of acquisition intangibles includes a $113m charge within operating profit and a $5m charge within share of result of associates.
2

Legal and other charge in 2018 includes $34m (2017: $16m credit, 2016: $30m credit) within operating profit (refer to Note 2.5) and a $4m charge (2017: $3m charge, 2016: $5m charge) within other finance costs for unwinding of the discount on the provision for known, anticipated and settled metal-on-metal hip claims globally. In 2016, legal and other credit also includes a $5m charge within share of results of associates for expenses incurred by Bioventus for an aborted initial public offering of shares.

The numerators used for basic and diluted earnings per ordinary share are the same. The denominators used for all categories of earnings per ordinary share are as follows:

	2018	2017	2016
Number of shares (millions)
Basic weighted number of shares	873	874	890
Dilutive impact of share incentive schemes outstanding	3	1	3
Diluted weighted average number of shares	876	875	893
Earnings per ordinary share
Basic	76.0¢	87.8¢	88.1¢
Diluted	75.7¢	87.7¢	87.8¢
Adjusted[3]	100.9¢	94.5¢	82.6¢

Adjusted earnings per share is calculated using the basic weighted number of shares.